N-4	Dec. 31, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	RiverSource of New York Variable Annuity Account
Entity Central Index Key	0001007571
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
RVS RAVA 5 Access_NY
Prospectus:
Charges for Early Withdrawals [Text Block]	The 5-year surrender charge schedule for RiverSource RAVA Apex NY variable annuity contracts will not be available for contract applications signed on or after Jan. 1, 2025.